John Hancock Fundamental Equity Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class NAV [Member] | John Hancock Fundamental Equity Income Fund | Class NAV
Prospectus [Line Items]
Annual Return [Percent]	15.75%	21.06%